Equity Line of Credit ("ELOC") (Q3) (Details) - USD ($)							1 Months Ended
	Mar. 17, 2025	Nov. 06, 2024	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2024
Equity Line of Credit [Abstract]
Number of shares issued (in shares)			91,760	25,489	63,722	91,760
Consideration to be paid		$ 125,000
Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit [Abstract]
Shares issued (in shares)		500,000						500,000	1,606,000
Number of shares issued (in shares)	166,667						1,606,000
Consideration to be paid	$ 125,000
Number of trading days		5 days
Share price (in dollars per share)		$ 0.75
Amount drawn against EOCL								$ 481,530
Helena Global Investment Opportunities I Ltd [Member] | Maximum [Member]
Equity Line of Credit [Abstract]
Stock issued during period			$ 40,000,000